      As filed with the Securities and Exchange Commission on July 9, 2001
                                                      Registration No. 333-56130

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1

                        LEGG MASON INVESTORS TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                                 (410) 539-0000
                  (Registrant's Area Code and Telephone Number)

                               Marc R. Duffy, Esq.
                          Legg Mason Wood Walker, Inc.
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                            Arthur C. Delibert, Esq.
                             Rachael M. Zufall, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9471

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

     Title of securities being registered: Primary Class and Institutional Class shares of capital stock, par value $0.001 per share, of the series of the Registrant designated Legg Mason American Leading Companies Trust.


     No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.


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                       LEGG MASON INVESTORS TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Part A - Prospectus/Proxy Statement*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Incorporated by reference to Registrant's Registration Statement on Form N-14, SEC File Number 333-56130, filed on February 23, 2001.


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                            PART C: OTHER INFORMATION

   Item 15. Indemnification

            This item is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-62174, filed January 31, 1997.


   Item 16. Exhibits

    (1)     (a) Articles of Incorporation (3)
            (b) Articles Supplementary (3)
            (c) Articles Supplementary (3)
            (d) Articles Supplementary (4)
            (e) Articles of Amendment (8)
            (f) Articles of Amendment (12)
            (g) Articles of Amendment (16)

   (2)      Amended By-Laws (3)

   (3)      Voting trust agreement -- none

   (4)      (a) Agreement and Plan of Reorganization and Termination - not
                refiled pursuant to Rule 483(d)(3)
            (b) Amendment to Agreement and Plan of Reorganization and
                Termination - filed herewith

   (5) Instruments defining the rights of security holders with respect to American Leading Companies Trust, Balanced Trust, U.S. Small-Capitalization Value Trust, and Financial Services Fund are contained in the Articles of Incorporation and subsequent amendments and By-Laws which are incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement (SEC File No. 33-62174), filed July 31, 1997.

   (6)      (a) Investment Advisory and Management Agreement -- American
                Leading Companies Trust (15)
            (b) Investment Advisory Agreement -- Balanced Trust (3)
            (c) Advisory Agreement -- American Leading Companies Trust (15)
            (d) Management Agreement -- Balanced Trust (3)
            (e) Investment Advisory Agreement -- U.S. Small-Cap Value Trust (5)
            (f) Management Agreement -- U.S. Small-Cap Value Trust (5)
            (g) Investment Advisory and Administration Agreement - Financial
                Services Fund (10)
            (h) Sub-Advisory Agreement - Financial Services Fund (10)

   (7)      (a) Underwriting Agreement -- American Leading Companies Trust (2)
            (b) Underwriting Agreement -- Balanced Trust (2)


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            (c) Underwriting Agreement -- U.S. Small-Cap Value Trust (5)
            (d) Underwriting Agreement -- Financial Services Fund (10)

   (8)      Bonus, profit sharing or pension plans - none

   (9)      Custodian agreement (1)

   (10)     (a) Plans pursuant to Rule 12b-1
              (i) Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (3)
              (ii) Amended Plan pursuant to Rule 12b-1 -- American Leading Companies Trust (2)
              (iii)  Plan pursuant to Rule 12b-1 -- Balanced Trust (2)
              (iv)   Plan pursuant to Rule 12b-1 -- U.S. Small-Cap Value Trust
                     (5)
              (v) Plan pursuant to 12b-1 -- Financial Services Fund Class A shares (10)
              (vi) Plan pursuant to 12b-1 -- Financial Services Fund Primary Class shares (10)
              (vii) Plan pursuant to Rule 12b-1 -- Balanced Trust Financial Intermediary Class shares (12)
              (viii) Plan pursuant to Rule 12b-1 -- American Leading
                     Companies Trust Financial Intermediary Class shares (16)
              (ix) Plan pursuant to Rule 12b-1 -- U.S. Small-Cap Value Trust Financial Intermediary Class shares (16)
              (x) Plan pursuant to Rule 12b-1 -- Financial Services Fund Financial Intermediary Class shares (16)

            (b) Plans pursuant to Rule 18f-3
              (i) Multiple Class Plan Pursuant to Rule 18f-3 -- Financial Services Fund (15)
              (ii) Multiple Class Plan Pursuant to Rule 18f-3 -- American Leading Companies Trust (15)
              (iii) Multiple Class Plan Pursuant to Rule 18f-3 -- Small-Cap Value Trust (15)
              (iv)   Multi-Class Plan pursuant to Rule 18f-3 -- Balanced Trust
                     (12)

   (11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered (13)

   (12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with the reorganization of Legg Mason Total Return Trust into Legg Mason American Leading Companies Trust
            - filed herewith

   (13)     (a) Transfer Agency and Service Agreement (1)
            (b) Amendment and Restatement of Credit Agreement (14)

   (14)     (a) Consent of PricewaterhouseCoopers LLP (13)
            (b) Consent of Ernst & Young LLP (13)

   (15)     Financial statements omitted pursuant to Item 14(a)(i) -- none

   (16)     Manually signed copy of power of attorney (11)


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   (17)     Additional Exhibits -- none


   (1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement, SEC File No. 33-62174, filed May 17, 1996.

   (2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the Registration Statement, SEC File No. 33-62174, filed July 31, 1996.

   (3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement, SEC File No. 33-62174, filed January 31, 1997.

   (4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement, SEC File No. 33-62174, filed March 18, 1998.

   (5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement, SEC File No. 33-62174, filed May 29, 1998.

   (6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed May 28, 1999.

   (7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the Registration Statement, SEC File No. 33-62174, filed May 28, 1999.

   (8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement, SEC File No. 33-62174, filed July 2, 1999.

   (9) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement, SEC File No. 33-62174, filed July 30, 1999.

   (10) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement, SEC File No. 33-62174, filed July 25, 2000.

   (11) Incorporated by reference to the corresponding exhibit of the Registration Statement on Form N-14, SEC File No. 333-52228, filed December 20, 2000.

   (12) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement, SEC File No. 33-62174, filed January 19, 2001.

   (13) Incorporated by reference to the corresponding exhibit of Registration Statement on Form N-14, SEC File No. 333-56130, filed February 23, 2001.

   (14) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 2, 2001.

   (15) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement, SEC File No. 33-62174, filed May 10, 2001.

   (16) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement, SEC File No. 33-62174, filed July 2, 2001.


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   Item 17. Undertakings

       (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Investors Trust, Inc., has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 9th day of July 2001.

                                    LEGG MASON INVESTORS TRUST, INC.


                                    By:   /s/ Marie K. Karpinski
                                         -------------------------------
                                         Marie K. Karpinski
                                         Vice President and Treasurer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                    Date

 /s/ John F. Curley, Jr. *              Chairman of the Board    July 9, 2001
------------------------------------    and Director
John F. Curley, Jr.

 /s/ Edward A. Taber, III *             President and Director   July 9, 2001
------------------------------------
Edward A. Taber, III

 /s/ Nelson A. Diaz *                   Director                 July 9, 2001
------------------------------------
Nelson A. Diaz

 /s/ Richard G. Gilmore *               Director                 July 9, 2001
------------------------------------
Richard G. Gilmore

 /s/ Arnold L. Lehman *                 Director                 July 9, 2001
------------------------------
Arnold L. Lehman

 /s/ Jill E. McGovern *                 Director                 July 9, 2001
------------------------------
Jill E. McGovern

 /s/ G. Peter O'Brien *                 Director                 July 9, 2001
------------------------------
G. Peter O'Brien

 /s/ T. A. Rodgers *                    Director                 July 9, 2001
------------------------------------
T. A. Rodgers

 /s/ Marie K. Karpinski                 Vice President and       July 9, 2001
------------------------------          Treasurer
Marie K. Karpinski


*Signature affixed by Marie K. Karpinski pursuant to a power of attorney dated November 10, 2000, which is incorporated by reference to the Registration Statement on Form N-14 filed on December 20, 2000.


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                                  EXHIBIT INDEX

EXHIBIT NO.        DESCRIPTION

(4)(b)       -     Amendment to Agreement and Plan of Reorganization and
                   Termination.

(12)         -     Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with the reorganization of Legg Mason Total Return Trust into Legg Mason American
                   Leading Companies Trust.